Income Taxes (Components Of Provision For Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Current:
PRC	$ 14,027	$ 9,390	$ 7,845
Deferred:
PRC	(3,255)	(1,154)	(1,871)
Total provision for income taxes	$ 10,772	$ 8,236	$ 5,974